Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 3 – Basis Of Presentation And Summary of Significant Accounting Policies

Based on the terms of the APA, the former RMS members had voting control of the combined company as of the closing of the Merger. RMS is deemed to be the acquiring company for accounting purposes and the transaction is accounted for as a reverse acquisition under the acquisition method of accounting for business combinations in accordance with U.S. GAAP. The assets acquired and the liabilities assumed of RMS included as part of the purchase transaction are recorded at historical cost. Accordingly, the assets and liabilities of H-CYTE are recorded as of the Merger closing date at their estimated fair values.

The audited consolidated balance sheets, consolidated statements of operations, consolidated statements of stockholders’ deficit, and the consolidated statements of cash flows do not reflect the historical financial information related to H-CYTE prior to the Merger as they only reflect the historical financial information related to RMS. For the audited consolidated statements of stockholders’ deficit, the common stock, preferred stock, and additional paid in capital reflect the accounting for the stock received by the RMS members as of the Merger as if it was received at the beginning of the periods presented.

Principles of Consolidation

U.S. GAAP requires that a related entity be consolidated with a company when certain conditions exist. An entity is considered to be a VIE when it has equity investors who lack the characteristics of having a controlling financial interest, or its capital is insufficient to permit it to finance its activities without additional subordinated financial support. Consolidation of a VIE by the Parent would be required if it is determined that the Parent will absorb a majority of the VIE’s expected losses or residual returns if they occur, retain the power to direct or control the VIE’s activities, or both.

The accompanying audited consolidated financial statements include the accounts of the Parent, its wholly owned subsidiaries, and its VIEs. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

In preparing the financial statements, U.S. GAAP requires disclosure regarding estimates and assumptions used by management that affect the amounts reported in financial statements and accompanying notes. Actual results could differ from those estimates.

Cash

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash balances at December 31, 2019 and 2018 consists of funds deposited in checking accounts with commercial banks.

Accounts Receivable

Accounts receivable represent amounts due from customers for which revenue has been recognized. Generally, the Company does not require collateral or any other security to support its receivables. Trade accounts receivable are stated net of an estimate made for doubtful accounts, if any. Management evaluates the adequacy of the allowance for doubtful accounts regularly to determine if any account balances will potentially be uncollectible. Customer account balances are considered past due or delinquent based on the contractual agreement with each customer. Accounts are written off when, in management’s judgment, they are considered uncollectible. At December 31, 2019 and December 31, 2018, management believes no allowance is necessary. For the year ended December 31, 2019 and 2018, the Company recorded bad debt expense of approximately $90,000 and $3,000, respectively.

Impairment of Long-Lived Assets

The Company reviews the values assigned to long-lived assets, including property and equipment and certain intangible assets, to determine whether events and circumstances have occurred which indicate that the remaining estimated useful lives may warrant revision or that the remaining balances may not be recoverable. The evaluation of asset impairment requires management to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment, and actual results may differ from estimated amounts. In such reviews, undiscounted cash flows associated with these assets are compared with their carrying value to determine if a write-down to fair value is required.

For the year ended December 31, 2019 and 2018, the Company recognized an impairment charge of approximately $2,944,000 and $607,000, respectively, related to certain intangible assets (See Note 7).

Goodwill

Goodwill represents the excess of purchase price over fair value of net identified tangible and intangible assets and liabilities acquired. The Company does not amortize goodwill; it tests goodwill for impairment on at least an annual basis. An impairment loss, if any, is measured as the excess of the carrying value of the reporting unit over the fair value of the reporting unit.

As of December 31, 2019, the Company performed a quantitative test and determined that the carrying value of the reporting unit exceeded the fair value. The Company’s goodwill balance was determined to be impaired as of the balance sheet date due to the adverse financial results for 2019, the negative projected cash results for 2020 and a significant decline in its market capitalization. As a result, we recorded a goodwill impairment charge of approximately $12,564,000 during the year ended December 31, 2019 (See Note 7).

Leases

In February 2016, the Financial Accounting Standard Board (“FASB”) established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02 (as amended), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than twelve months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations.

The Company has not entered into significant lease agreements in which it is the lessor. For the lease agreements in which the Company is lessee, under Topic 842, lessees are required to recognize a lease liability and right-of-use asset for all leases (except for short-term leases) at the lease commencement date. Effective January 1, 2019, the Company adopted this guidance, applied the modified retrospective transition method and elected the transition option to use the effective date as the date of initial application. The Company recognized the cumulative effect of the transition adjustment on the consolidated balance sheet as of the effective date and did not provide any new lease disclosures for periods before the effective date. With respect to the practical expedients, the Company elected the package of transitional-related practical expedients and the practical expedient not to separate lease and non-lease components.

Other Receivables

Other receivables totaling approximately $19,000 and $5,000 at December 31, 2019 and 2018, respectively include receivables from the non-acquired Lung Institute, LLC due to Lung Institute Tampa, LLC for approximately $10,000 and $0, and approximately $9,000 and $5,000 reimbursement receivable for expenses from RMS at December 31, 2019 and 2018, respectively. The $10,000 receivable was a result of the Lung Institute, LLC being a transitory entity for Lung Institute Tampa, LLC while the merchant services accounts are being transferred.

Revenue Recognition

The Company recognizes revenue in accordance with U.S. GAAP as outlined in the FASB ASC 606, Revenue From Contracts with Customers, which requires that five steps be completed to determine when revenue can be recognized: (i) identify the contract with the customer; (ii) identity the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price; and (v) recognize revenue when or as the entity satisfies a performance obligation. The Company records revenue under ASC 606 when control is transferred to the customer.

The Company uses a standard pricing model for the types of cellular therapy treatments that is offered to its patients. The transaction price accounts for medical, surgical, facility, and office services rendered by the Company for consented procedures and is recorded as revenue. The Company recognizes revenue when the terms of a contract with a patient are satisfied.

The Company offers two types of cellular therapy treatments to their patients.

1)	The first type of treatment includes medical services rendered typically over a two-day period in which the patient receives cellular therapy. For this treatment type, revenue is recognized in full at time of service.

2)	The Company also offers a four-day treatment in which medical services are rendered typically over a two-day period and then again, approximately three months later, medical services are rendered for an additional two days of treatment. Payment is collected in full for both service periods at the time the first treatment is rendered. Revenue is recognized when services are performed based on the estimated standalone selling price of each service. The Company has deferred recognition of revenue amounting to approximately $1,046,000 and $326,000 at December 31, 2019 and 2018, respectively.

The Company’s policy is to not offer refunds to patients. However, in limited instances the Company may make exceptions to this policy for extenuating circumstances. These instances are evaluated on a case by case basis and may result in a patient refund. Management performed an analysis of its customer refund history for refunds issued related to prior year’s revenue. Management used the results of this historical refund analysis to record a reserve for anticipated future refunds related to recognized revenue. At December 31, 2019 and 2018, the estimated allowance for refunds was approximately $63,000 and $0, respectively and is recorded in a contra revenue account.

Research and development costs

Research and development expenses are recorded in operating expenses in the period in which they are incurred.

Advertising

Advertising costs are recorded in operating expenses in the period in which they are incurred.

Stock-Based Compensation

The Company maintains a stock option incentive plan and accounts for stock-based compensation in accordance with ASC 718, Compensation - Stock Compensation. The Company recognizes share-based compensation expense, net of an estimated forfeiture rate, over the requisite service period of the award to employees and directors. As required by fair value provisions of share-based compensation, employee and non-employee share-based compensation expense recognized is calculated over the requisite service period of the awards and reduced for estimated forfeitures.

Income Taxes

The Company utilizes the liability method of accounting for income taxes as set forth in FASB ASC Topic 740, “Income Taxes”. Under the liability method, deferred taxes are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using tax rates expected to be in effect during the years in which the difference turns around. The Company accounts for interest and penalties on income taxes as income tax expense. A valuation allowances is recorded when it is more likely than not that a tax benefit will not be realized. In determining the need for valuation allowances the Company considers projected future taxable income and the availability of tax planning strategies.

From inception to December 31, 2019, the Company has incurred net losses and, therefore, has no current income tax liability. The net deferred tax asset generated by these losses is fully reserved as of December 31, 2019 and 2018, respectively, since it is currently likely that the benefit will not be realized in future periods.

As a result of the acquisition, the Company is required to file federal income tax returns and state income tax returns in the states of Arizona, Florida, Georgia, Minnesota, Pennsylvania, Tennessee, and Texas. There are no uncertain tax positions at December 31, 2019 or December 31, 2018. The Company has not undergone any tax examinations since inception.

Net Loss Per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are antidilutive due to the Company’s net losses.

For the periods presented, there is no difference between the basic and diluted net loss per share: 44,806,076 warrants and 425,000 common stock options outstanding were considered anti-dilutive and excluded for the year ending December 31, 2019. At December 31, 2019, the only potentially dilutive shares would be from the conversion of the convertible debt and the conversion of preferred stock, Series B and Series D totaling 38,887,847 of common stock to be issued upon conversion of all these securities. There were no option or warrant exercises that would have been potentially dilutive. For the year ended December 31, 2018, there were no dilutive securities as the accounting acquirer did not historically have stock-based securities.

Fair Value Measurements

The Company measures certain non-financial assets, liabilities, and equity issuances at fair value on a non-recurring basis. These non-recurring valuations include evaluating assets such as long-lived assets and non-amortizing intangible assets for impairment; allocating value to assets in an acquired asset group; and applying accounting for business combinations.

The Company classified its stock warrants as either liability or equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” (ASC 480) and ASC 815, “Derivatives and Hedging” (ASC 815), depending on the specific terms of the warrant agreement. The Series B Warrants included a down-round protection feature that would also result in the issuance of additional shares of stock, are classified as liabilities pursuant to ASC 815 and are initially and subsequently measured at their estimated fair values. The Company will continue to record liability-classified warrants at fair value until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability. For additional discussion on the Series B Warrants, see Note 12.

The Company classified a redemption provision in its Series D Preferred Stock as a derivative liability in accordance with ASC 815. The Company will continue to record the redemption provision as a “Redemption Put Liability” until the Series D is converted or redeemed. For additional discussion on the Redemption Put Liability, see Note 12.

The Company uses the fair value measurement framework to value these assets and report the fair values in the periods in which they are recorded, adjusted above, or written down.

The fair value measurement framework includes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair values in their broad levels. These levels from highest to lowest priority are as follows:

●	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities;

●	Level 2: Quoted prices in active markets for similar assets or liabilities or observable prices that are based on inputs not quoted on active markets, but corroborated by market data; and

●	Level 3: Unobservable inputs or valuation techniques that are used when little or no market data is available.

The determination of fair value and the assessment of a measurement’s placement within the hierarchy requires judgment. Level 3 valuations often involve a higher degree of judgment and complexity. Level 3 valuations may require the use of various cost, market, or income valuation methodologies applied to unobservable management estimates and assumptions. Management’s assumptions could vary depending on the asset or liability valued and the valuation method used. Such assumptions could include estimates of prices, earnings, costs, actions of market participants, market factors, or the weighting of various valuation methods. The Company may also engage external advisors to assist us in determining fair value, as appropriate.

The Company evaluates its financial liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. Although the Company believes that the recorded fair value of our financial instruments is appropriate at December 31, 2019, these fair values may not be indicative of net realizable value or reflective of future fair values. There were no financial assets or liabilities carried at fair value as of December 31, 2018.